Related Party Transactions and Arrangements - Narrative (Q2) (Details) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 18, 2021	Mar. 15, 2021	Mar. 26, 2020	Feb. 22, 2018	Mar. 31, 2021	Aug. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2016
Related Party Transaction [Line Items]
Aggregate purchase price of commercial mortgage loans										$ 917,176	$ 417,216	$ 1,281,158	$ 1,321,644	$ 1,598,786
Commercial mortgage loans, held for sale, measured at fair value							$ 77,031			77,031		67,649	112,562
Interest expense										$ 5,433		$ 11,632	$ 16,616
Preferred stock, shares outstanding (in shares)							0			0		0	0
Issuance of common stock (in shares)							504		650,034				4,601,904	7,533,834
Issuance of common stock								$ 25	$ 10,862			$ 10,886	$ 76,892	$ 124,335
Series D Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares)							17,950			17,950		0
Stock exchanges for other series of preferred stock (in shares)		14,949			14,950
Issuance of common stock (in shares)	3,000									17,950
Issuance of common stock	$ 15,000
Series C preferred stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares)							1,400	1,400		1,400	1,400	1,400	1,400	0
Issuance of common stock (in shares)										0	0	0	1,400
Unsecured debt | Security benefit life insurance company
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 100,000
Interest expense							$ 400			$ 900		$ 200
LIBOR | Unsecured debt | Security benefit life insurance company
Related Party Transaction [Line Items]
Interest rate			4.50%			4.50%
Affiliated entity | CMBS
Related Party Transaction [Line Items]
Aggregate purchase price of commercial mortgage loans				$ 27,800
Commercial mortgage loans, held for sale, measured at fair value												$ 4,500
Affiliated entity | Benefit Street Partners LLC
Related Party Transaction [Line Items]
Monthly asset management fee												0.125%			0.125%
Subordinated performance fee, percent that total return exceeds per year							6.00%			6.00%		6.00%
Percent of excess total return							15.00%			15.00%		15.00%
Maximum annual subordinated performance fee payable percent of total return							10.00%			10.00%		10.00%
Affiliated entity | Benefit Street Partners LLC | Fee to acquire and originate real estate debt
Related Party Transaction [Line Items]
Transaction rate										0.50%		0.50%